Brown Advisory Sustainable Bond Fund
Schedule of Investments
September 30, 2019 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 37.7%
1,150,000	Alexandria Real Estate Equities, Inc.	3.80%	04/15/2026	1,224,457
600,000	Allison Transmission, Inc.^	4.75%	10/01/2027	618,750
1,750,000	American Tower Corp.	3.13%	01/15/2027	1,786,782
1,635,000	Analog Devices, Inc.	3.90%	12/15/2025	1,759,690
1,100,000	AstraZeneca PLC	3.38%	11/16/2025	1,157,570
1,390,000	Bank of America Corp. (Fixed until 05/17/2021, then 3 Month LIBOR USD + 0.63%)	3.50%	05/17/2022	1,417,890
1,400,000	Boston Properties L.P.	3.65%	02/01/2026	1,482,691
790,000	Children's Hospital Corp.	4.12%	01/01/2047	946,398
1,155,000	Clorox Co.	3.10%	10/01/2027	1,205,772
2,399,000	Conservation Fund	3.47%	12/15/2029	2,442,925
1,800,000	CVS Health Corp.	4.30%	03/25/2028	1,948,031
600,000	Delphi Technologies PLC^	5.00%	10/01/2025	534,000
1,425,000	Digital Realty Trust L.P.	3.95%	07/01/2022	1,488,122
2,205,000	Duke Energy Progress LLC	3.45%	03/15/2029	2,381,861
1,135,000	Equinix, Inc.	5.38%	01/01/2022	1,163,375
1,090,000	Express Scripts Holding Co.	4.50%	02/25/2026	1,191,292
610,000	Graphic Packaging International LLC^	4.75%	07/15/2027	642,025
1,740,000	Hasbro, Inc.	3.50%	09/15/2027	1,782,289
1,108,000	JB Hunt Transport Services, Inc.	3.88%	03/01/2026	1,175,814
20,000	Kaiser Foundation Hospitals	3.15%	05/01/2027	21,085
610,000	KeHE Distributors LLC^	8.63%	10/15/2026	623,344
1,670,000	Keysight Technologies, Inc.	4.55%	10/30/2024	1,802,627
1,435,000	Kroger Co.	3.70%	08/01/2027	1,517,547
1,200,000	Land O' Lakes, Inc.^	7.25%	07/14/2027	1,146,000
560,000	Mauser Packaging Solutions Holding Co.^	7.25%	04/15/2025	531,468
1,200,000	NextEra Energy Capital Holdings, Inc. (Fixed until 12/01/2027, then 3 Month LIBOR USD + 2.41%)	4.80%	12/01/2077	1,220,286
2,245,000	Northwell Healthcare, Inc.	4.26%	11/01/2047	2,511,114
1,800,000	NXP BV^	3.88%	06/18/2026	1,898,339
1,200,000	Regency Centers L.P.	3.75%	06/15/2024	1,261,800
1,800,000	Trimble, Inc.	4.90%	06/15/2028	1,954,604
900,000	Trustees of the University of Pennsylvania	4.01%	08/15/2047	936,132
1,620,000	Verisk Analytics, Inc.	4.00%	06/15/2025	1,745,262
1,640,000	Verizon Communications, Inc.	3.88%	02/08/2029	1,801,209
1,835,000	West Fraser Timber Co., Ltd.^	4.35%	10/15/2024	1,904,733
Total Corporate Bonds & Notes (Cost $44,681,473)				47,225,284

Mortgage Backed Securities - 33.5%
500,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE B (1 Month LIBOR USD + 1.25%)^	3.28%	12/15/2037	502,010
500,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE C (1 Month LIBOR USD + 1.45%)^	3.48%	12/15/2037	501,858
1,500,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC D (1 Month LIBOR USD + 1.60%)^	3.63%	07/15/2032	1,501,497
500,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC E (1 Month LIBOR USD + 2.15%)^	4.18%	07/15/2032	500,611
750,000	CORE Mortgage Trust, Series 2019-CORE C (1 Month LIBOR USD + 1.30%)^	3.33%	12/15/2031	750,786
500,000	CSMC, Series 2019-ICE4 C (1 Month LIBOR USD + 1.43%)^	3.46%	05/15/2036	500,606
750,000	CSMC, Series 2019-ICE4 D (1 Month LIBOR USD + 1.60%)^	3.63%	05/15/2036	751,862
123,987	FHLMC STACR, Series 2014-HQ2 M2 (1 Month LIBOR USD + 2.20%)	4.22%	09/25/2024	125,663
265,122	FHLMC STACR, Series 2015-HQA2 M2 (1 Month LIBOR USD + 2.80%)	4.82%	05/25/2028	266,920
1,000,000	FHLMC STACR, Series 2015-HQA2 M3 (1 Month LIBOR USD + 4.80%)	6.82%	05/25/2028	1,079,428
576,632	FHLMC STACR, Series 2016-HQA3 M2 (1 Month LIBOR USD + 1.35%)	3.37%	03/26/2029	579,341
205,310	FHMS, Series K-W01 A1	2.59%	05/25/2025	210,856
600,000	FHMS, Series K-G01 A7	2.88%	04/25/2026	632,632
593,198	FHMS, Series K-W03 X1#~	0.98%	06/25/2027	29,741
300,000	FHMS, Series K-W03 A2	3.02%	06/25/2027	317,550
829,767	FHMS, Series Q-006 APT1#	2.62%	04/25/2028	842,627
641,204	FHMS, Series K-W04 A (1 Month LIBOR USD + 0.24%)	2.33%	09/25/2028	638,319
5,500,000	FHMS, Series K-G01 X1#~	1.11%	04/25/2029	383,226
389,079	FHMS, Series Q-004 A2H#	3.07%	01/25/2046	391,580
705,929	FHMS, Series Q-010 APT1#	2.93%	04/25/2046	713,064
1,070,996	FHMS, Series Q-007 APT1#	2.98%	10/25/2047	1,092,750
877,712	FNMA, Pool# BJ4049	4.00%	05/01/2048	918,245
196,139	FNMA, Pool# BJ4050	4.50%	05/01/2048	213,188
265,446	FNMA, Pool# BJ4051	4.50%	05/01/2048	285,357
196,346	FNMA, Pool# BJ4052	4.50%	05/01/2048	209,856
196,622	FNMA, Pool# BK5105	5.50%	05/01/2048	216,506
196,253	FNMA, Pool# BJ4057	4.50%	06/01/2048	207,966
177,009	FNMA, Pool# BK8032	5.50%	06/01/2048	194,910
244,699	FNMA, Pool# BJ4062	4.50%	07/01/2048	259,304
245,686	FNMA, Pool# BJ4060	4.50%	07/01/2048	267,105
245,911	FNMA, Pool# BJ4061	4.50%	07/01/2048	264,279
985,377	FNMA, Pool# BJ4067	4.50%	08/01/2048	1,044,193
1,195,489	FNMA, Pool# BJ4070	4.00%	09/01/2048	1,252,043
258,094	FNMA, Pool# BJ4073	4.50%	09/01/2048	274,533
246,197	FNMA, Pool# BJ4072	4.50%	09/01/2048	264,589
235,392	FNMA, Pool# BJ4075	5.00%	09/01/2048	258,585
196,741	FNMA, Pool# BN0202	5.50%	09/01/2048	216,638
492,870	FNMA, Pool# BJ4078	4.50%	10/01/2048	524,033
494,361	FNMA, Pool# BJ4079	5.00%	10/01/2048	535,908
438,550	FNMA, Pool# BJ4082	5.00%	11/01/2048	479,941
297,327	FNMA, Pool# BN4936	5.50%	12/01/2048	325,568
256,003	FNMA, Pool# BN4921	5.50%	01/01/2049	279,919
496,184	FNMA, Pool# BJ4085	4.50%	02/01/2049	532,605
496,511	FNMA, Pool# BJ4086	5.00%	02/01/2049	540,509
977,211	FNMA Connecticut Avenue Securities, Series 2014-C02 2M2 (1 Month LIBOR USD + 2.60%)	4.62%	05/28/2024	1,013,569
1,085,623	FNMA Connecticut Avenue Securities, Series 2014-C04 2M2 (1 Month LIBOR USD + 5.00%)	7.02%	11/25/2024	1,161,767
850,934	FNMA Connecticut Avenue Securities, Series 2015-C02 2M2 (1 Month LIBOR USD + 4.00%)	6.02%	05/27/2025	881,424
300,000	FNMA REMIC Trust, Series 2017-M10 AV2#	2.65%	07/25/2024	308,153
80,000	FNMA REMIC Trust, Series 2017-M2 A2#	2.89%	02/25/2027	83,446
831,000	FNMA REMIC Trust, Series 2017-M13 A2#	3.04%	09/25/2027	876,062
1,900,000	FNMA REMIC Trust, Series 2018-M2 A2#	3.00%	01/25/2028	1,998,133
1,600,000	FNMA REMIC Trust, Series 2018-M8 A2#	3.44%	06/25/2028	1,737,732
930,000	FNMA REMIC Trust, Series 2019-M1 A2#	3.67%	09/25/2028	1,030,969
1,068,279	FNMA REMIC Trust, Series 2018-M13 A1#	3.82%	09/25/2030	1,190,906
1,000,000	FREMF Mortgage Trust, Series 2019-K89 B#^	4.43%	01/25/2051	1,091,014
1,000,000	FREMF Mortgage Trust, Series 2019-K734 B#^	4.19%	02/25/2051	1,071,544
1,250,000	FREMF Mortgage Trust, Series 2019-K735 B#^	4.16%	05/25/2052	1,324,736
1,157,000	GSCG Trust, Series 2019-600C C^	3.46%	09/12/2034	1,179,515
442,000	IMT Trust, Series 2017-APTS BFL (1 Month LIBOR USD + 0.95%)^	2.98%	06/15/2034	441,976
1,116,000	IMT Trust, Series 2017-APTS CFL (1 Month LIBOR USD + 1.10%)^	3.13%	06/15/2034	1,116,309
500,000	JPMCC, Series 2019-MFP C (1 Month LIBOR USD + 1.40%)^	3.43%	07/15/2036	500,631
500,000	JPMCC, Series 2019-MFP E (1 Month LIBOR USD + 2.10%)^	4.13%	07/15/2036	502,001
645,000	KNDL Mortgage Trust, Series 2019-KNSQ C (1 Month LIBOR USD + 1.05%)^	3.08%	05/15/2036	645,848
500,000	KNDL Mortgage Trust, Series 2019-KNSQ D (1 Month LIBOR USD + 1.35%)^	3.38%	05/15/2036	500,681
200,000	MSC, Series 2017-CLS A (1 Month LIBOR USD + 0.70%)^	2.73%	11/15/2034	200,151
100,000	MSC, Series 2017-CLS C (1 Month LIBOR USD + 1.00%)^	3.03%	11/15/2034	100,075
1,110,000	MSC, Series 2017-CLS D (1 Month LIBOR USD + 1.40%)^	3.43%	11/15/2034	1,110,894
Total Mortgage Backed Securities (Cost $40,825,370)				41,946,243

Municipal Bonds - 13.5%
300,000	Atlanta Development Authority	3.57%	12/01/2036	321,078
50,000	District of Columbia#	5.55%	08/01/2038	50,000
1,725,000	District of Columbia#	5.60%	08/01/2038	1,725,000
1,060,000	Grant County Washington Public Utility District No. 2	5.63%	01/01/2027	1,284,105
565,000	Honolulu, City & County Hawaii	3.12%	09/01/2023	591,758
100,000	Honolulu, City & County Hawaii	3.00%	09/01/2027	105,882
850,000	Honolulu, City & County Hawaii	4.00%	09/01/2036	939,505
30,000	Los Angeles California Community College District	6.60%	08/01/2042	48,182
430,000	Los Angeles California Wastewater System Revenue	3.49%	06/01/2029	469,324
30,000	Maryland Community Development Administration	3.24%	09/01/2048	30,397
110,000	Massachusetts, Commonwealth of	3.28%	06/01/2046	114,404
530,000	Miami-Dade County Florida Aviation	3.98%	10/01/2041	568,833
675,000	Miami-Dade County Florida Educational Facilities Authority	4.47%	04/01/2051	734,596
650,000	Montgomery County Virginia Economic Development Authority	3.95%	06/01/2039	696,371
340,000	New York State Dormitory Authority	4.00%	07/01/2039	367,156
780,000	New York State Environmental Facilities Corp.	2.77%	07/15/2031	815,381
100,000	Ohio Air Quality Development Authority^	3.75%	01/15/2028	108,520
475,000	Oregon State University	3.75%	04/01/2049	498,465
250,000	Pennsylvania Economic Development	3.20%	11/15/2027	260,178
20,000	San Diego California Redevelopment Agency Successor Agency	4.00%	09/01/2040	21,304
500,000	San Francisco, City & County of California Community Facilities District No. 2014-1	3.75%	09/01/2037	532,770
595,000	San Francisco, City & County of California Community Facilities District No. 2014-1	4.37%	09/01/2049	649,948
60,000	San Francisco, City & County of California Public Utilities Commission Water Revenue	3.55%	11/01/2031	64,218
2,735,000	Santa Clara California Valley Water District	3.82%	06/01/2039	3,018,264
480,000	Southern California Public Power Authority	4.31%	07/01/2029	521,928
790,000	Texas A&M University	3.82%	05/15/2047	841,295
355,000	University of California	2.99%	05/15/2026	372,420
850,000	University of Massachusetts Building Authority	5.45%	11/01/2040	1,136,790
25,000	University of North Texas System	3.69%	04/15/2030	27,222
Total Municipal Bonds (Cost $15,749,885)				16,915,294

Asset Backed Securities - 7.7%
750,000	DLL LLC, Series 2019-DA1 A2^	2.79%	11/22/2021	752,388
500,000	Great American Auto Leasing, Inc., Series 2019-1 B^	3.37%	02/18/2025	516,012
500,000	Great American Auto Leasing, Inc., Series 2019-1 C^	3.54%	02/17/2026	515,853
1,000,000	HPEFS Equipment Trust, Series 2019-1A D^	2.72%	09/20/2029	1,006,974
865,144	Newtek Small Business Loan Trust, Series 2018-1 A (1 Month LIBOR USD + 1.70%)^	3.72%	02/25/2044	864,067
250,000	Oportun Funding VII LLC, Series 2017-B B^	4.26%	10/10/2023	252,040
1,000,000	Oportun Funding VIII LLC, Series 2018-A B^	4.45%	03/08/2024	1,014,782
500,000	Oportun Funding VIII LLC, Series 2018-A C^	5.09%	03/08/2024	505,595
900,000	Oportun Funding X LLC, Series 2018-C A^	4.10%	10/08/2024	923,052
250,000	Oportun Funding X LLC, Series 2018-C B^	4.59%	10/08/2024	256,255
21,604	Tesla Auto Lease Trust, Series 2018-A A^	2.32%	12/20/2019	21,605
1,250,000	Tesla Auto Lease Trust, Series 2018-B B^	4.12%	10/20/2021	1,282,946
750,000	Verizon Owner Trust, Series 2019-A C	3.22%	09/20/2023	768,159
1,000,000	Verizon Owner Trust, Series 2019-B C	2.60%	12/20/2023	1,009,122
Total Asset Backed Securities (Cost $9,579,497)				9,688,850

Foreign Government Bonds - 2.7%
1,000,000	Industrial Bank of Korea (3 Month LIBOR USD + 0.60%)^	2.87%	08/02/2021	1,003,288
2,425,000	Korea Development Bank (3 Month LIBOR USD + 0.73%)	3.03%	07/06/2022	2,444,013
Total Foreign Government Bonds (Cost $3,432,616)				3,447,301

U.S. Treasury Notes - 3.6%
4,525,000	United States Treasury Note	1.88%	08/31/2022	4,563,798
Total U.S. Treasury Notes (Cost $4,565,085)				4,563,798

Shares
Short-Term Investments - 1.8%
Money Market Funds - 1.8%
2,200,752	First American Government Obligations Fund - Class Z, 1.83%*			2,200,752
Total Short-Term Investments (Cost $2,200,752)				2,200,752
Total Investments - 100.5% (Cost $121,034,678)				125,987,522
Liabilities in Excess of Other Assets - (0.5)%				(670,903)
NET ASSETS - 100.0%				$125,316,619

# Variable rate security. Rate disclosed is as of the date of this report.
^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~ Interest Only Security
*Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's short-term investments, with a total market value of $2,200,752, were categorized as Level 1, while the Fund's investments in corporate bonds & notes, mortgage backed securities, municipal bonds, asset backed securities, foreign government bonds and U.S. Treasury Notes, with a total market value of $273,221,693, were categorized as Level 2.
The Fund's investments in long and short futures contracts, with unrealized depreciation of $(245,971) and unrealized appreciation of $66,833, respectively, were valued using Level 1 inputs.

Futures Contracts - Long
The Brown Advisory Sustainable Bond Fund had the following open long futures contracts as of the date of this report:

Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note Futures	91	12/31/2019	$19,670,638	$19,610,500	$(60,138)
U.S. Treasury 5-Year Note Futures	115	12/31/2019	13,790,654	13,702,070	(88,584)
U.S. Treasury Long Bond Futures	25	12/19/2019	4,076,527	4,057,813	(18,714)
U.S. Treasury Ultra Bond Futures	20	12/19/2019	3,916,660	3,838,125	(78,535)
			$41,454,479	$41,208,508	$(245,971)
Futures Contracts - Short
The Brown Advisory Sustainable Bond Fund had the following open short futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note Futures	(40)	12/19/2019	$(5,264,496)	$(5,212,500)	$51,996
U.S. Treasury 10-Year Ultra Note Futures	(8)	12/19/2019	(1,154,087)	(1,139,250)	14,837
			$(6,418,583)	$(6,351,750)	$66,833

There is no variation margin due to or from the Fund as of the date of this report.